Voyage and Vessel operating expenses - Voyage expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Voyage expenses
Port charges	$ 30,229	$ 17,619	$ 5,132
Bunkers	28,121	48,535	33,146
Commissions - third parties	2,506	2,915	1,902
Commissions - related parties (Note 3)	3,300	3,350	1,997
Miscellaneous	1,665	458	164
Total voyage expenses	$ 65,821	$ 72,877	$ 42,341